Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	Graham Corporation
Entity Central Index Key	0000716314
EBP 001 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Graham Corporation
Entity Central Index Key	0000716314
Current Fiscal Year End Date	--03-31